Consolidated and combined statements of change in stockholders' equity - MXN ($)	Total	Common stock [Member]	Net Parent Investment [Member]	Additional paid in capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income - Revaluation of Property, Construction in Process and Equipment Net of Deferred Income Tax [Member]	Other Comprehensive Income - Remeasurement of Net Defined Benefit Liability Net of Deferred Income Tax [Member]	Other Comprehensive Income - Cumulative Translation Adjustment [Member]
Balances at Dec. 31, 2022	$ 8,399,334,985	$ 0	$ 902,611,512	$ 0	$ (1,238,837,756)	$ 8,737,110,903	$ (1,549,674)	$ 0
Changes in stockholders' equity
Profit (Loss) for the period	57,792,921				57,792,921
Other comprehensive income (loss) for the period	(622,900,423)	0	0	0	0	(622,987,642)	87,219	0
Balances at Dec. 31, 2023	7,834,227,483	0	902,611,512	0	(1,181,044,835)	8,114,123,261	(1,462,455)	0
Changes in stockholders' equity
Impact of capital restructuring	2,240,280	925,795,890	(902,611,512)		(20,944,098)	0	0	0
Impact of business combination	713,581,752			713,581,752	0	0	0	0
Effect on share repurchase program	(4,636,061)	0	0	(4,636,061)	0	0	0	0
Profit (Loss) for the period	(3,567,965,578)	0	0	0	(3,567,965,578)	0	0	0
Other comprehensive income (loss) for the period	229,134,674	0	0	0	0	234,366,712	11,610	(5,243,648)
Balances at Dec. 31, 2024	5,206,582,550	925,795,890	0	708,945,691	(4,769,954,511)	8,348,489,973	(1,450,845)	(5,243,648)
Changes in stockholders' equity
Capital increase by ordinary shares issued	25,969,485	25,969,485	0	0	0	0	0	0
Additional paid in capital per warrants exercised	14,659,828	0	0	14,659,828	0	0	0	0
Profit (Loss) for the period	(282,380,535)	0	0	0	(282,380,535)	0	0	0
Other comprehensive income (loss) for the period	(2,657,702,871)	0	0	0	0	(2,648,760,900)	955,854	(9,897,825)
Balances at Dec. 31, 2025	$ 2,307,128,457	$ 951,765,375	$ 0	$ 723,605,519	$ (5,052,335,046)	$ 5,699,729,073	$ (494,991)	$ (15,141,473)